Lease Commitments (Ergotron, Inc)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Ergotron, Inc
LEASE COMMITMENTS

NOTE G —	LEASE COMMITMENTS

Company as Lessee

The Company leases office space, various vehicles and equipment used to conduct business operations, which are accounted for as operating leases. Aggregate monthly rental payments for these leases total approximately $101,000 and expire between February 2010 and February 2014. Rent expense for operating leases was $1,128,284 in 2009.

Approximate future minimum lease payments for operating leases as of December 31, 2009, are as follows:

Year Ending December 31

2010	$822,000
2011	352,000
2012	248,000
2013	201,000
2014	34,000

Company as Lessor

The Company rents office and warehouse space under an operating lease agreement that requires monthly base rental payments to the Company plus the tenant’s pro rata share of real estate taxes and operating costs. Aggregate monthly base rental payments total approximately $12,000 and expire in March 2011. Rental income including the pro rata share of real estate taxes and operating costs was $189,434 in 2009.

Approximate future minimum rental receipts under the lease at December 31, 2009 are as follows:

Year Ending December 31

2010	$148,000
2011	37,000

NOTE H —	LEASE COMMITMENTS

Company as Lessee

The Company leases office space, various vehicles and equipment used to conduct business operations, which are accounted for as operating leases. Aggregate monthly rental payments for these leases total approximately $112,000 and expire between February 2009 and March 2013. Rent expense for operating leases was $1,428,123 and $961,834 in 2008 and 2007.

Approximate future minimum lease payments for operating leases as of December 31, 2008, are as follows:

Year Ending December 31

2009	$1,033,000
2010	845,000
2011	187,000
2012	71,000
2013	4,000

Company as Lessor

The Company rents office and warehouse space under an operating lease agreement that requires monthly base rental payments to the Company plus the tenant’s pro rata share of real estate taxes and operating costs. Aggregate monthly base rental payments total approximately $12,000 and expire in March 2009. Rental income including the pro rata share of real estate taxes and operating costs was $190,963 and $184,460 in 2008 and 2007.

Approximate future minimum rental receipts under the lease at December 31, 2008 are $36,000: